Impairment reviews - Additional Information (Detail)	12 Months Ended
Dec. 31, 2022 EUR (€)
Change in Key Assumption
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Impairment loss	€ 1,700,000
Change in long-term growth rate
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Change in key assumption	0.01
Change in pre-tax discount rate
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Change in key assumption	0.02
Betway | Change in pre-tax discount rate
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Change in key assumption	0.013
Jumpman
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Amount by which unit's recoverable amount exceeds its carrying amount	€ 7,700,000
Amount of headroom to the percentage of carrying amount	12.10%